Property, plant and equipment (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	$ (951)	$ (885)
Impairment charge	$ (24)	(48)
Impairment reversal		$ 1
Continuing operations
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge			$ (916)
Impairment charge			(106)
Impairment reversal			$ 16